Consolidated Statements of Operations - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2016		Jun. 30, 2015		Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014		Mar. 31, 2015
Income Statement [Abstract]
Revenue	$ 86,603		$ 2,008		$ 170,990	$ 2,008	$ 17,848	$ 20,150		$ 20,150
Cost of revenue	11,689		2,025		17,419	3,725	6,075	9,000		10,700
Gross profit	74,914		(17)		153,571	(1,717)	11,773	11,150		9,450
Operation Expenses:
Compensation - officers	30,000		0		60,000	0	0	9,000		9,000
General and administrative	71,047		21,639		149,549	27,725	45,517	38,920		40,506
Professional fees	23,059		13,048		71,042	40,833	71,153	12,000		44,285
Research and development	46,452		0		82,982	0
Total operating expenses	170,558		34,687		363,573	68,558	116,670	59,920		93,791
Loss from Operations	(95,644)		(34,704)		(210,002)	(70,275)	(104,897)	(48,770)		(84,341)
Other Income (Expense):
Interest expense, net							(3,918)	0		0
Interest income (expense), net	79		0		(317)	0
Other income	1,990		10,000		1,990	10,000	0	0		0
Other expense	0		(1,473)		(250)	(1,473)	0	0		0
Total other expense	2,069		8,527		1,423	8,527	(3,918)	0		0
Loss before income taxes	(93,575)		(26,177)		(208,579)	(61,748)	(108,815)	(48,770)		(84,341)
Income tax provision	0		0		800	0	800	0		0
Net Loss	$ (93,575)		$ (26,177)		$ (209,379)	$ (61,748)	$ (109,615)	$ (48,770)		$ (84,341)
Net Loss Per Common Share:
Net loss per common share - Basic and Diluted	$ 0.00	[1]	$ 0.00	[1]	$ (.01)	$ (.01)	$ (.02)	$ (0.00)	[1]	$ 0.00 [1]
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	34,574,706		6,580,000		34,574,706	6,580,000	6,681,799	6,494,545		6,473,973

[1]	* Denotes a loss of less than $(0.01) per share